Financial Instruments (Details Textual) (Scott Spirit [Member], USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Oct. 01, 2011
Fair Value Measurements (Textual) [Abstract]
Estimated fair value of the consideration liability based upon new ship days, number of days	566 days	787 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate	$ 57,820	$ 53,043
Payout amount as provided for in the contingent consideration formula			12,000,000
Estimated increase in the daily rate for existing ship days	15,000
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability	497 days
Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Payout amount as provided for in the contingent consideration formula			12,000,000
Minimum [Member]
Fair Value Measurements (Textual) [Abstract]
Payout amount as provided for in the contingent consideration formula			$ 0